Novel Coronavirus and Northern California Fires	12 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Novel Coronavirus and Northern California Fires
17. Novel Coronavirus and Northern California Fires
The
COVID-19
pandemic and restrictions imposed by federal, state, and local governments in response to the outbreak have disrupted and will continue to disrupt our business. While many of the restrictions have expired, some are continuing and others are being reimplemented as
COVID-19
continues to spread. We expect the
COVID-19
pandemic to have a minimal impact on sales revenues, as we are well-positioned to take advantage of increased direct to consumer sale platforms in lieu of in-person
transactions.
Our operations could be further disrupted if a significant number of employees are unable or unwilling to work, whether because of illness, quarantine, restrictions on travel or fear of contracting
COVID-19.
In addition, we could be impacted by further risk of the fires in Northern California, which could further materially adversely affect liquidity, financial position, and results of operations. To support employees and protect the health and safety of employees and customers, we may offer enhanced health and welfare benefits, provide bonuses to employees, and purchase additional sanitation supplies and personal protective materials. These measures will increase operating costs and adversely affect liquidity.
The
COVID-19
pandemic and fires in Northern California may also adversely affect the ability of grape suppliers to fulfill their obligations, which may negatively affect operations. If suppliers are unable to fulfill their obligation, we could face shortages of grapes, and operations and sales could be adversely impacted. Additionally, the Northern California fires may result in damage to our vineyards and properties and damaging the grapes used in producing wine varietals and blends, and interruption of our operations. While we maintain insurance for property damage, crops, and business interruption relating to catastrophic events, such as fires, the potential adverse impact to us is uncertain as of the date of the consolidated financial statements.